Fair Value Measurements (Details) - Schedule of fair value on a recurring basis - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of fair value on a recurring basis [Line Items]
Private Placement Warrants(1)	[1]	$ 33,443,044	$ 7,862,415
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of fair value on a recurring basis [Line Items]
Public Warrants(1)	[1]	$ 63,738,750	$ 15,525,000

[1]	Measured at fair value on a recurring basis.